================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act File Number 811-21761

                               KEELEY Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                            401 South LaSalle Street
                                   Suite 1201
                             Chicago, Illinois 60605
               (Address of principal executive offices) (Zip code)

                                                  Copy to:
      John L. Keeley, Jr.                         Stephen E. Goodman
      Keeley Asset Management Corp.               Meltzer Purtill & Stelle LLC
      401 South LaSalle Street                    1515 East Woodfield Road
      Suite 1201                                  Schaumburg, Illinois  60173
      Chicago, Illinois 60605
                    (Name and address of agents for service)

        Registrant's telephone number, including area code: (312)786-5000

                      Date of fiscal year end: September 30
                   Date of reporting period: December 31, 2005

================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS

                            KEELEY MID CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (Unaudited)

   Number
  of Shares                                                                  Value
------------                                                            ---------------
               COMMON STOCKS                                   99.43%
               Banks                                            1.48%
      10,500   Mellon Financial Corp.                                   $       359,625
                                                                        ---------------
               Building Materials                               3.23%
       5,000   Martin Marietta Materials, Inc.                                  383,600
       8,000   Texas Industries, Inc.                                           398,720
                                                                        ---------------
                                                                                782,320
                                                                        ---------------
               Chemicals                                        1.67%
       7,000   Ashland, Inc.                                                    405,300
                                                                        ---------------
               Coal                                             4.32%
      18,500   Alpha Natural Resources, Inc.*                                   355,385
      35,000   International Coal Group, Inc.*                                  332,500
       9,500   Massey Energy Co.                                                359,765
                                                                        ---------------
                                                                              1,047,650
                                                                        ---------------
               Commercial Services                              4.54%
      14,500   Adesa, Inc.                                                      354,090
      23,000   Cendant Corp.                                                    396,750
      12,500   PHH Corp.*                                                       350,250
                                                                        ---------------
                                                                              1,101,090
                                                                        ---------------
               Diversified Financial Services                   8.01%
      11,000   Ameriprise Financial, Inc.*                                      451,000
       7,000   Archipelago Holdings, Inc.*                                      348,390
       7,500   CIT Group, Inc.                                                  388,350
      20,000   Janus Capital Group, Inc.                                        372,600
       8,500   Jefferies Group, Inc.                                            382,330
                                                                        ---------------
                                                                              1,942,670
                                                                        ---------------
               Electric                                         5.20%
      11,000   Allegheny Energy, Inc.*                                          348,150
       8,000   Allete, Inc.                                                     352,000
      20,000   Centerpoint Energy, Inc.                                         257,000
      21,000   CMS Energy Corp.*                                                304,710
                                                                        ---------------
                                                                              1,261,860
                                                                        ---------------
               Electronics                                      1.38%
       8,000   Thomas & Betts Corp.*                                            335,680
                                                                        ---------------
               Energy - Alternate Sources                       1.61%
      26,000   Covanta Holding Corp.*                                           391,560
                                                                        ---------------
               Engineering and Construction                     3.07%
      39,000   ABB Ltd. ADR*                                                    379,080
      14,500   Chicago Bridge & Iron Co. N.V.                                   365,545
                                                                        ---------------
                                                                                744,625
                                                                        ---------------
               Food                                             1.48%
       9,500   Dean Foods Co.*                                                  357,770


                            KEELEY MID CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (Unaudited)


   Number
  of Shares                                                                  Value
------------                                                            ---------------
               Healthcare - Products                            1.48%
       9,000   Sybron Dental Specialties, Inc.*                                 358,290
                                                                        ---------------

                      See notes to Schedule of Investments.


                            KEELEY MID CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (Unaudited)

   Number
  of Shares                                                                  Value
------------                                                            ---------------
               Holding Companies - Diversified                  3.01%
       7,500   Leucadia National Corp.                                  $       355,950
       7,500   Walter Industries, Inc.                                          372,900
                                                                        ---------------
                                                                                728,850
                                                                        ---------------
               Housewares                                       1.42%
      14,500   Newell Rubbermaid, Inc.                                          344,810
                                                                        ---------------
               Insurance                                        4.77%
      16,000   Conseco, Inc.*                                                   370,720
      11,000   Fidelity National Financial, Inc.                                404,690
      11,000   Genworth Financial, Inc., Class A                                380,380
                                                                        ---------------
                                                                              1,155,790
                                                                        ---------------
               Leisure                                          1.84%
      11,000   Brunswick Corp.                                                  447,260
                                                                        ---------------
               Lodging                                          1.44%
       8,000   Gaylord Entertainment Co.*                                       348,720
                                                                        ---------------
               Machinery - Construction and Mining              3.06%
       8,750   Joy Global, Inc.                                                 350,000
       6,600   Terex Corp.*                                                     392,040
                                                                        ---------------
                                                                                742,040
                                                                        ---------------
               Machinery - Diversified                          1.46%
       6,000   Rockwell Automation, Inc.                                        354,960
                                                                        ---------------
               Media                                            1.88%
      14,000   Viacom, Inc., Class B*                                           456,400
                                                                        ---------------
               Metal Fabricate/Hardware                         3.07%
      10,000   Commercial Metals Co.                                            375,400
      11,500   Timken Co.                                                       368,230
                                                                        ---------------
                                                                                743,630
                                                                        ---------------
               Miscellaneous Manufacturing                      9.06%
       7,500   The Brink's Co.                                                  359,325
      11,000   Crane Co.                                                        387,970
       9,000   Dover Corp.                                                      364,410
       8,500   Ingersoll-Rand Co. Ltd.                                          343,145
       3,300   ITT Industries, Inc.                                             339,306
      14,000   Tyco International Ltd.                                          404,040
                                                                        ---------------
                                                                              2,198,196
                                                                        ---------------
               Oil and Gas                                     12.57%
      12,000   Chesapeake Energy Corp.                                          380,760
       9,000   Cimarex Energy Co.*                                              387,090
       6,500   Helmerich & Payne, Inc.                                          402,415
       7,000   Pioneer Natural Resources Co.                                    358,890
       9,000   Plains Exploration & Production Co.*                             357,570
       8,500   Quicksilver Resources, Inc.*                                     357,085
      11,000   Southwestern Energy Co.*                                         395,340
       6,500   Suncor Energy, Inc.                                              410,345
                                                                        ---------------
                                                                              3,049,495
                                                                        ---------------
               Oil and Gas Services                             3.05%
       8,500   FMC Technologies, Inc.*                                          364,820
       8,500   Grant Prideco, Inc.*                                             375,020
                                                                        ---------------
                                                                                739,840
                                                                        ---------------

                      See notes to Schedule of Investments.


                            KEELEY MID CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (Unaudited)

   Number
  of Shares                                                                  Value
------------                                                            ---------------
               Packaging and Containers                         1.45%
      18,000   Crown Holdings, Inc.*                                    $       351,540
                                                                        ---------------
               Pipelines                                        1.46%
       7,500   Western Gas Resources, Inc.                                      353,175
                                                                        ---------------
               Real Estate                                      1.66%
       6,000   The St. Joe Co.                                                  403,320
                                                                        ---------------
               Retail                                           1.64%
      16,000   Dillard's, Inc.                                                  397,120
                                                                        ---------------
               Savings and Loans                                1.57%
      31,500   Hudson City Bancorp, Inc.                                        381,780
                                                                        ---------------
               Semiconductors                                   1.66%
      16,000   Freescale Semiconductor, Inc.*                                   403,040
                                                                        ---------------
               Software                                         1.51%
      14,000   MoneyGram International, Inc.                                    365,120
                                                                        ---------------
               Transportation                                   2.97%
       6,500   Alexander & Baldwin, Inc.                                        352,560
      15,000   Kansas City Southern*                                            366,450
                                                                        ---------------
                                                                                719,010
                                                                        ---------------
               Water                                            1.41%
      12,500   Aqua America, Inc.                                               341,250
                                                                        ---------------
               Total Common Stocks
               (cost $23,123,510)                                            24,113,786
                                                                        ---------------
               Total Investments                               99.43%
               (cost $23,123,510)                                            24,113,786
               Other Assets less Liabilities                    0.57%           138,924
                                                                        ---------------
               NET ASSETS                                     100.00%   $    24,252,710
                                                                        ===============

                             * NON-INCOME PRODUCING.

                      PERCENTAGES ARE BASED ON NET ASSETS.

                      See notes to Schedule of Investments.

                            KEELEY MID CAP VALUE FUND
                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (Unaudited)

1.   ORGANIZATION

          KEELEY Funds, Inc. (the "Company") was organized on April 7, 2005 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end investment company. The Company consists solely of the KEELEY Mid Cap Value Fund (the "Fund"). The Fund commenced operations on August 15, 2005 ("commencement date").

2.   SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

          a) Investment Valuation - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of last sale price, or closing over-the-counter bid prices when there is no last sale price available. Debt securities (other than short-term obligations) are valued by a service that used electronic data processing methods, avoiding exclusive reliance on exchange or over-the-counter prices. Debt securities purchased within 60 days of their stated maturity date are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available are valued at fair value as determined in good faith pursuant to policies and procedures adopted by the Board of Directors. For each investment that is fair valued, the Fund considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

          b) Other - Investment transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified original cost of the security lot sold with the net sale proceeds.

                            KEELEY MID CAP VALUE FUND
                NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
                                December 31, 2005
                                   (Unaudited)

3.   FEDERAL INCOME TAX INFORMATION

          At December 31, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

             Cost of Investments                                 $   23,123,510
                                                                 ==============

             Gross Unrealized Appreciation                       $    1,485,529
             Gross Unrealized Depreciation                             (495,253)
                                                                 --------------
             Net Unrealized Appreciation on Investments          $      990,276
                                                                 ==============

          The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEELEY Funds, Inc.

By:   /s/ John L. Keeley, Jr.
      ----------------------
      John L. Keeley, Jr.
      President

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John L. Keeley, Jr.
      ----------------------
      John L. Keeley, Jr.
      President

Date: February 28, 2006

By:   /s/ Emily Viehweg
      -----------------
      Emily Viehweg
      Treasurer

Date: February 28, 2006